Warrant Liabilities - Summary of outstanding warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended		18 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jan. 19, 2021	Jul. 01, 2020	May 29, 2020
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	33,984,918
Beginning balance	$ 41,850
Warrant Issuances (in shares)	46,816,480
Warrant Issuances	$ 25,604
Fair Value Adjustments	$ 5,321	$ (9,493)	$ (14,426)	$ 3,767
Transfers from an Unrelated Third Party			$ 294	$ 581
Ending balance (in shares)	81,210,882		33,984,918		33,984,918
Ending balance	$ 67,454		$ 41,850		$ 41,850
Outstanding warrants (in shares)	81,210,882		33,984,918		33,984,918
Warrant liabilities
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	22,200,731	22,610,316	22,610,316	12,721,901
Beginning balance	$ 669	$ 15,389	$ 15,389	$ 18
Warrant Issuances (in shares)				10,240,000
Warrant Issuances				$ 12,185
Fair Value Adjustments	$ 5,321		$ (14,426)	$ 3,767
Exercises of warrants (in shares)			(409,585)	(351,585)
Exercises of warrants			$ (294)	$ (581)
Ending balance (in shares)	22,200,731		22,200,731	22,610,316	22,200,731
Ending balance	$ 5,990		$ 669	$ 15,389	$ 669
Outstanding warrants (in shares)	22,200,731		22,200,731	22,610,316	22,200,731
5-Year Private Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	9,478,830	9,888,415	9,888,415	0
Beginning balance	$ 664	$ 15,326	$ 15,326	$ 0
Warrant Issuances (in shares)				10,240,000
Warrant Issuances				$ 12,185
Fair Value Adjustments	$ 5,308		$ (14,368)	$ 3,722
Exercises of warrants (in shares)			(409,585)	(351,585)
Transfers to an Unrelated Third Party (in shares)			409,585	351,585	761,170
Exercises of warrants			$ (294)	$ (581)
Ending balance (in shares)	9,478,830		9,478,830	9,888,415	9,478,830
Ending balance	$ 5,972		$ 664	$ 15,326	$ 664
Warrants, exercise price (in dollars per share)	$ 11.50		$ 11.50		$ 11.50
Exercise Period	5 years		5 years		5 years
Outstanding warrants (in shares)	9,478,830		9,478,830	9,888,415	9,478,830
Seller Warrants
Class of Warrant or Right [Roll Forward]
Beginning balance (in shares)	12,721,901	12,721,901	12,721,901	12,721,901
Beginning balance	$ 5	$ 63	$ 63	$ 18
Warrant Issuances (in shares)				0
Warrant Issuances				$ 0
Fair Value Adjustments	$ 13		$ (58)	$ 45
Exercises of warrants (in shares)			0	0
Exercises of warrants			$ 0	$ 0
Ending balance (in shares)	12,721,901		12,721,901	12,721,901	12,721,901
Ending balance	$ 18		$ 5	$ 63	$ 5
Warrants, exercise price (in dollars per share)	$ 40.31		$ 40.31	$ 41.26	$ 40.31	$ 40.31	$ 44.82
Exercise Period	7 years		7 years		7 years
Outstanding warrants (in shares)	12,721,901		12,721,901	12,721,901	12,721,901		12,700,000	12,700,000